Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of June 2012

Collection Period Start	1-Jun-12	Distribution Date	16-Jul-12
Collection Period End	30-Jun-12	30/360 Days	30
Beg. of Interest Period	15-Jun-12	Actual/360 Days	31
End of Interest Period	16-Jul-12

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,168,693,999.35	982,663,711.77	959,383,840.99	0.8209025
Total Securities		1,168,693,999.35	982,663,711.77	959,383,840.99	0.8209025
Class A-1 Notes	0.349850%	156,000,000.00	0.00	0.00	0.0000000
Class A-2 Notes	0.421750%	378,000,000.00	347,969,712.42	324,689,841.64	0.8589678
Class A-3 Notes	0.920000%	351,000,000.00	351,000,000.00	351,000,000.00	1.0000000
Class A-4 Notes	1.100000%	85,000,000.00	85,000,000.00	85,000,000.00	1.0000000
Certificates	0.000000%	198,693,999.35	198,693,999.35	198,693,999.35	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2 Notes	23,279,870.78	126,373.42	61.5869597	0.3343212
Class A-3 Notes	0.00	269,100.00	0.0000000	0.7666667
Class A-4 Notes	0.00	77,916.67	0.0000000	0.9166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	23,279,870.78	473,390.09

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				12,832,407.75
Monthly Interest				5,007,965.44
Total Monthly Payments				17,840,373.19

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				543,000.88
Aggregate Sales Proceeds Advance				1,595,601.89
Total Advances				2,138,602.77

Vehicle Disposition Proceeds:
Reallocation Payments				2,883,773.73
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				9,356,804.34
Excess Wear and Tear and Excess Mileage				6,693.49
Remaining Payoffs				0.00
Net Insurance Proceeds				633,320.57
Residual Value Surplus				88,218.78
Total Collections				32,947,786.87

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	2,537,181.73			134
Involuntary Repossession	176,675.00			9
Voluntary Repossession	169,917.00			8
Full Termination	-			-
Bankruptcy	-			-
Insurance Payoff		625,031.25		29
Customer Payoff			75,083.98	3
Grounding Dealer Payoff			6,494,488.51	286
Dealer Purchase			2,664,905.90	109
Total	2,883,773.73	625,031.25	9,234,478.39	578

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of June 2012

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	48,772	1,133,084,679.24	7.00000%	982,663,711.77
Total Depreciation Received		(13,893,835.38)		(12,119,457.05)
Principal Amount of Gross Losses	(40)	(907,395.70)		(787,835.58)
Repurchase / Reallocation	-	-		-
Early Terminations	(45)	(859,203.59)		(750,822.49)
Scheduled Terminations	(485)	(10,893,399.15)		(9,621,755.66)
Pool Balance - End of Period	48,202	1,106,530,845.42		959,383,840.99

Remaining Pool Balance
Lease Payment				306,937,162.90
Residual Value				652,446,678.09
Total				959,383,840.99

III. DISTRIBUTIONS

Total Collections					32,947,786.87
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					32,947,786.87

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					465,605.70
3. Reimbursement of Sales Proceeds Advance					1,799,622.42
4. Servicing Fee:
Servicing Fee Due					818,886.43
Servicing Fee Paid					818,886.43
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					3,084,114.55

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					126,373.42

Class A-2 Notes Monthly Interest Paid					126,373.42
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					269,100.00

Class A-3 Notes Monthly Interest Paid					269,100.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of June 2012

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	77,916.67

Class A-4 Notes Monthly Interest Paid	77,916.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	473,390.09
Total Note and Certificate Monthly Interest Paid	473,390.09
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	29,390,282.23

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	23,279,870.78

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	23,279,870.78
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	6,110,411.45

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of June 2012

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,843,470.00
Required Reserve Account Amount		17,530,409.99
Beginning Reserve Account Balance		17,530,409.99
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		17,530,409.99
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		6,110,411.45
Gross Reserve Account Balance		23,640,821.44
Remaining Available Collections Released to Seller		6,110,411.45
Total Ending Reserve Account Balance		17,530,409.99

V. POOL STATISTICS

Weighted Average Remaining Maturity		18.52
Monthly Prepayment Speed		83%
Lifetime Prepayment Speed		73%

	$	units
Recoveries of Defaulted and Casualty Receivables	1,009,296.91
Securitization Value of Defaulted Receivables and Casualty Receivables	787,835.58	40
Aggregate Defaulted and Casualty Gain (Loss)	221,461.33
Pool Balance at Beginning of Collection Period	982,663,711.77
Net Loss Ratio	0.0225%

Cumulative Net Losses for all Periods	0.0029%	33,315.46

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	4,325,018.58	223
61-90 Days Delinquent	975,196.80	46
91-120+ Days Delinquent	168,367.72	8
Total Delinquent Receivables:	5,468,583.10	277
60+ Days Delinquencies as Percentage of Receivables	0.12%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	2,537,181.73	134
Securitization Value	2,661,873.17
Aggregate Residual Gain (Loss)	(124,691.44)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	14,972,778.27	802
Cumulative Securitization Value	15,538,201.73
Cumulative Residual Gain (Loss)	(565,423.46)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		2,175,368.92
Reimbursement of Outstanding Advance		1,799,622.42
Additional Advances for current period		1,595,601.89
Ending Balance of Residual Advance		1,971,348.39

Beginning Balance of Payment Advance		1,195,270.08
Reimbursement of Outstanding Payment Advance		465,605.70
Additional Payment Advances for current period		543,000.88
Ending Balance of Payment Advance		1,272,665.26

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of June 2012

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No